Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 214,299	$ 194,870	[1]
Residential mortgages	280,672	274,244	[1]
Debt securities measured at FVOCI	76,693	61,331
FVO securities purchased under resale agreements	83,721	80,184	[1]
Derivative instruments	36,435	33,243	[1]
Obligations related to securities sold short	21,642	18,666	[1]
Obligations related to securities sold under repurchase agreements	110,153	87,118	[1]
Derivative instruments	40,654	41,290	[1]
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	45,254	36,984
Business and government	221	270
Residential mortgages	3	3
Loans measured at FVTPL	224	273
Debt securities measured at FVOCI	76,021	60,759
FVO securities purchased under resale agreements	24,977	13,387
Derivative instruments	36,435	33,243
Total financial assets	244,735	190,957
Deposits and other liabilities	(39,706)	(35,913)
Obligations related to securities sold short	(21,642)	(18,666)
Obligations related to securities sold under repurchase agreements	(9,746)	(4,715)
Derivative instruments	(40,654)	(41,290)
Total financial liabilities	(111,748)	(100,584)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	36,586	29,322
Debt securities measured at FVOCI	62,811	52,185
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	61,460	46,311
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,385	4,455
Debt securities measured at FVOCI	9,083	6,658
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,283	3,207
Debt securities measured at FVOCI	4,127	1,916
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,771	9,407
Derivative instruments	(9,266)	(15,599)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,525	15,509
Derivative instruments	(16,069)	(17,677)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	46	64
Derivative instruments	(55)	(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,984	5,235
Derivative instruments	(11,117)	(5,909)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,109	3,028
Derivative instruments	(4,147)	(2,042)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	364
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,258	4,194
Debt securities measured at FVOCI	2,760	3,468
Derivative instruments	5,855	2,347
Total financial assets	72,777	54,861
Obligations related to securities sold short	(9,199)	(6,265)
Derivative instruments	(4,753)	(2,475)
Total financial liabilities	(13,952)	(8,740)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,258	4,194
Debt securities measured at FVOCI	2,760	3,468
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	59,904	44,852
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2	1
Derivative instruments	(2)	(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,821	2,331
Derivative instruments	(4,712)	(2,406)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	32	15
Derivative instruments	(39)	(68)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	40,926	32,639
Business and government	116	126
Residential mortgages	3	3
Loans measured at FVTPL	119	129
Debt securities measured at FVOCI	73,261	57,291
FVO securities purchased under resale agreements	24,977	13,387
Derivative instruments	30,479	30,825
Total financial assets	171,042	135,143
Deposits and other liabilities	(39,290)	(35,671)
Obligations related to securities sold short	(12,443)	(12,401)
Obligations related to securities sold under repurchase agreements	(9,746)	(4,715)
Derivative instruments	(34,818)	(36,941)
Total financial liabilities	(96,297)	(89,728)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	32,328	25,128
Debt securities measured at FVOCI	60,051	48,717
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	916	872
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,385	4,455
Debt securities measured at FVOCI	9,083	6,658
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,213	3,056
Debt securities measured at FVOCI	4,127	1,916
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,718	9,385
Derivative instruments	(8,236)	(13,781)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,525	15,509
Derivative instruments	(16,065)	(17,677)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2	18
Derivative instruments	(5)	(11)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,157	2,900
Derivative instruments	(6,404)	(3,498)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,077	3,013
Derivative instruments	(4,108)	(1,974)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	364
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	916	953		$ 1,422
Total financial liabilities	(1,499)	(2,116)		$ (1,995)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	70	151
Business and government	105	144
Loans measured at FVTPL	105	144
Derivative instruments	101	71
Total financial assets	916	953
Deposits and other liabilities	(416)	(242)
Derivative instruments	(1,083)	(1,874)
Total financial liabilities	(1,499)	(2,116)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	640	587
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	70	151
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	51	21
Derivative instruments	(1,028)	(1,817)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(4)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	44	46
Derivative instruments	(50)	(52)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6	4
Derivative instruments	$ (1)	$ (5)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.